COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of commitments to purchase certain data center equipment and construction-in-progress
Purchase commitments

RMB
For the year ending December 31,
2025	3,782,036
2026	430,577
2027	5,976
2028	7,417
2029	376
2030 and thereafter	—
4,226,382

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase commitments

RMB
For the year ending December 31,
2025	781,071
2026	283,591
2027	164,957
2028	128,518
2029	1,717
2030 and thereafter	1,463
1,361,317